Pension And Postretirement Benefits (Employee Benefit Obligation Amounts Recognized) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	$ 0	$ 0
Employee benefit obligation	(14,380)	(9,322)
Net amount recognized	(14,380)	(9,322)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	(1,842)	(1,949)
Employee benefit obligation	(21,021)	(19,376)
Net amount recognized	$ (22,863)	$ (21,325)